Condensed Consolidated Statement of Cash Flows	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)	Dec. 31, 2022 SGD ($)
Cash flows from operating activities:
Net income (loss)	$ 185,425	$ 243,980	$ 24,664	$ (610,775)	$ (814,366)	$ 4,685	$ 68,627
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Provision for credit losses				115,558	154,077	399,278	17,272
Depreciation of property and equipment	64,587	84,983	83,195	127,758	170,344	161,711	146,709
Deferred tax expense (benefit)			(16,174)	(27,202)	(36,269)	4,565	1,077
Amortization of right-of-use assets and interest of lease liabilities	273,600	360,000	360,000	540,000	720,000
Changes in operating assets and liabilities:
Accounts receivable	(868,897)	(1,143,286)	2,008,826	518,037	690,716	(115,685)	1,276,371
Contract assets	(1,915,350)	(2,520,198)	(195,714)	977,629	1,303,505	1,517,048	(435,598)
Account receivables-related parties							(20,368)
Prepayments and other current assets	(22,699)	(29,867)	20,183	17,696	23,595	(3,052)	(60,274)
Income tax recoverable				(173,127)	(230,835)
Accounts payable	676,201	889,738	(955,038)	(911,557)	(1,215,409)	399,838	802,001
Contract liabilities	1,210,605	1,592,902	(89,068)	(508,346)	(677,794)	1,057,625	(378,771)
Taxes payable	(105,827)	(139,246)	(178,533)	(77,813)	(103,751)	110,688	(327,563)
Accrued expenses and other current liabilities	(605,933)	(797,280)	253,743	460,587	614,116	97,149	(1,524,719)
Net cash provided by (used in) operating activities	(1,226,088)	(1,613,274)	956,084	(91,555)	(122,071)	3,633,850	(435,236)
Cash flows from investing activities:
Purchase of property, plant and equipment			(70,172)	(56,353)	(75,139)	(3,257)	(102,241)
Loans from related parties	143,534	188,860
Loan to related parties						(1,130,000)
Collection from loans to related parties			215,164	159,596	212,794	887,206
Net cash provided by investing activities	143,534	188,860	144,992	103,243	137,655	(246,051)	(102,241)
Cash flows from financing activities:
Proceeds from bank borrowings			481,622	361,217	481,622	1,508,177	1,139,435
Repayment of bank borrowings	(337,558)	(444,155)	(1,278,566)	(1,495,319)	(1,993,759)	(2,014,245)	(2,558,768)
Repayment of financing lease liabilities	(6,339)	(8,341)	(8,340)
Financing lease liabilities				(12,510)	(16,680)	(16,680)	(17,081)
Proceeds from borrowings from related party			133,158	351,295	468,393	311,011	278
Repayment of borrowings from related party	(517,511)	(680,935)	(20,018)	(21,701)	(28,934)	(378,049)	(383,588)
Capital contribution							1,200,000
Payment for deferred offering costs			(286,955)	(318,739)	(424,985)	(305,471)	(522,987)
Proceeds from Initial Public Offering, net of expenses	5,001,966	6,542,276
Net cash (used in) provided by financing activities	4,140,558	5,408,845	(979,099)	(1,135,757)	(1,514,343)	(895,257)	(1,142,711)
Net changes in cash and restricted cash	3,058,004	3,984,431	121,977	(1,124,069)	(1,498,759)	2,492,542	(1,680,188)
Cash and restricted cash, beginning	2,237,700	2,983,600	4,482,359	3,361,769	4,482,359	1,989,817	3,670,005
Cash and restricted cash, end	5,295,704	6,968,031	4,604,336	2,237,700	2,983,600	4,482,359	1,989,817
Supplemental disclosure information:
Cash paid for income tax	95,979	126,288	93,848	140,743	187,658	26,511	361,788
Cash paid for interest	7,818	10,287	42,559	49,440	65,921	75,254	81,333
Supplemental disclosure of non-cash investing and financing activities:
Operating lease right-of-use assets obtained in exchange for operating lease liabilities			1,407,124	1,055,343	1,407,124
Cash	2,213,904	2,913,031	4,604,336	2,237,700	2,983,600	4,482,359	1,889,817
Restricted Cash	3,081,800	4,055,000					100,000
Total cash and restricted cash shown in the consolidated statements of cash flows	5,295,704	6,968,031	4,604,336	2,237,700	2,983,600	4,482,359	1,989,817
Related Party [Member]
Changes in operating assets and liabilities:
Operating lease liabilities – related party	$ (117,800)	$ (155,000)	$ (360,000)	$ (540,000)	$ (720,000)